Deferred grant income (Tables)	12 Months Ended
Dec. 31, 2020
Deferred grant income
Summary of components of deferred grant income

	December 31,	December 31,
	2020	2019
Deferred grant income	$377,313	$—
Less: current portion of deferred grant income	176,746	—
Long-term portion of deferred grant income	$200,567	$—